FINANCIAL RISK MANAGEMENT OBJECTIVES AND POLICIES - Interest Rate Risk, Interest Rate Profile (Details) - USD ($)	Jun. 30, 2026	Jun. 30, 2025
Interest rate risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Net exposure	$ 35,244,220	$ 54,814,125